Other disclosures - Share-based payment schemes - Outstanding Restricted Stock Units (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	6,879,198	5,584,019	4,933,882
Released allocated shares (per share)	(361,844)	(2,553,658)	(825,537)
Cancelled allocated shares (per share)	(129,713)	(262,596)	(209,308)
Allocated in the year	1,425,520	4,111,433	1,684,982
Performance adjustment	863,557
Outstanding at the end of the year (in shares)	8,676,718	6,879,198	5,584,019
Restricted stock units to employees | 2020 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	2,148,580
Released allocated shares (per share)	(29,250)
Cancelled allocated shares (per share)	0
Allocated in the year	0
Outstanding at the end of the year (in shares)	2,119,330	2,148,580
Restricted stock units to employees | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	2,148,580	1,521,031
Released allocated shares (per share)		(1,431,192)
Cancelled allocated shares (per share)		(89,839)
Allocated in the year		2,148,580
Outstanding at the end of the year (in shares)		2,148,580	1,521,031
Restricted stock units to employees | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		1,521,031	1,556,211
Released allocated shares (per share)			(35,180)
Cancelled allocated shares (per share)			0
Allocated in the year			0
Outstanding at the end of the year (in shares)			1,521,031
Shares for Management Board | 2020 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	1,326,080
Released allocated shares (per share)	(95,082)
Cancelled allocated shares (per share)	(12,700)
Allocated in the year	370,038
Performance adjustment	239,567
Outstanding at the end of the year (in shares)	1,827,903	1,326,080
Shares for Management Board | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	1,326,080	1,228,714
Released allocated shares (per share)		(378,421)
Cancelled allocated shares (per share)		(32,611)
Allocated in the year	370,038	508,398
Outstanding at the end of the year (in shares)		1,326,080	1,228,714
Shares for Management Board | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		1,228,714	1,115,494
Released allocated shares (per share)			(284,173)
Cancelled allocated shares (per share)			(13,697)
Allocated in the year			411,090
Outstanding at the end of the year (in shares)			1,228,714
Shares for management group below Management Board | 2020 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	3,173,185
Released allocated shares (per share)	(171,162)
Cancelled allocated shares (per share)	(95,038)
Allocated in the year	1,011,692
Performance adjustment	623,990
Outstanding at the end of the year (in shares)	4,542,667	3,173,185
Shares for management group below Management Board | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	3,173,185	2,665,226
Released allocated shares (per share)		(662,172)
Cancelled allocated shares (per share)		(130,202)
Allocated in the year	1,011,692	1,300,333
Outstanding at the end of the year (in shares)		3,173,185	2,665,226
Shares for management group below Management Board | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		2,665,226	2,226,683
Released allocated shares (per share)			(480,301)
Cancelled allocated shares (per share)			(195,611)
Allocated in the year			1,114,455
Outstanding at the end of the year (in shares)			2,665,226
Shares allocated to individual employees | 2020 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	231,353
Released allocated shares (per share)	(66,350)
Cancelled allocated shares (per share)	(21,975)
Allocated in the year	43,790
Outstanding at the end of the year (in shares)	186,818	231,353
Shares allocated to individual employees | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	231,353	169,048
Released allocated shares (per share)		(81,873)
Cancelled allocated shares (per share)		(9,944)
Allocated in the year		154,122
Outstanding at the end of the year (in shares)		231,353	169,048
Shares allocated to individual employees | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		169,048	35,494
Released allocated shares (per share)			(25,883)
Cancelled allocated shares (per share)			0
Allocated in the year			159,437
Outstanding at the end of the year (in shares)			169,048